Significant Accounting Policies and Pronouncements (Narrative) (Details)	12 Months Ended
Jul. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Accounts payable repayment period	30 days
Trade and other payables repayment period	12 months